CERTAIN RISKS AND CONCENTRATION - Foreign Currency and Major Customers (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) customer	Dec. 31, 2024 customer	Dec. 31, 2023 customer
CERTAIN RISKS AND CONCENTRATION
Cash and cash equivalents, restricted cash, short-term investments, restricted short-term and long-term investments | ¥	¥ 31,014
Percentage held by financial institutions | Credit concentration | China
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	87.00%
Percentage held by financial institutions | Credit concentration | USA
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	8.00%
Percentage held by financial institutions | Credit concentration | Vietnam
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	3.00%
Group Revenues | Foreign Currency Concentration Risk
CERTAIN RISKS AND CONCENTRATION
Threshold concentration risk percentage (in %)	65.51%
Group Revenues | Customer Concentration Risk
CERTAIN RISKS AND CONCENTRATION
Number of customers | customer	5	5	5
Group Revenues | Customer Concentration Risk | Largest customer
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	3.00%	7.70%	5.10%
Group Revenues | Customer Concentration Risk | Five largest customers
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	12.50%	18.60%	16.80%
Accounts Receivables | Customer Concentration Risk
CERTAIN RISKS AND CONCENTRATION
Threshold concentration risk percentage (in %)	10.00%	10.00%	10.00%